INCOME TAX - Other comprehensive income (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021		Dec. 31, 2020
Amount before taxes
Remeasurement income related to defined benefit liability	$ 69,249	$ 7,444		$ 8,556
Unrealized gain (loss) Investments in equity instruments measured at fair value through other comprehensive income (FVTOCI)	33,354	3,994		(132,593)
Gains due asset revaluation				3,561
Unrealized gain (loss) Investments in debt instruments measured at fair value through other comprehensive income (FVTOCI)	(172,385)	(61,052)		53,311
Loss on net investment hedge in foreign operations	(1,833,087)	(1,207,052)		(341,792)
Exchange differences arising on translating the foreign operations	4,064,795	2,513,742		339,475
Unrealized (loss)/gain on investments in associates and joint ventures using equity method	(1,929)	2,913		5,020
Net	2,159,997	1,259,989		(64,462)
Deferred tax
Remeasurement income related to defined benefit liability	(25,090)	(1,791)		(4,940)
Unrealized gain (loss) Investments in equity instruments measured at fair value through other comprehensive income (FVTOCI)	(1,282)	48,153	[1]	37,736
Gains due asset revaluation	(71)	(142)		(1,211)
Unrealized gain (loss) Investments in debt instruments measured at fair value through other comprehensive income (FVTOCI)	7,843	9,527		(5,612)
Loss on net investment hedge in foreign operations	746,232	493,346		39,443
Unrealized gains on investments in associates and joint ventures using equity method	(1,221)	(982)		(89)
Net	726,411	548,111		65,327
Net taxes
Remeasurement income related to defined benefit liability	44,159	5,653		3,616
Unrealized gain (loss) Investments in equity instruments measured at fair value through other comprehensive income (FVTOCI)	32,072	52,147		(94,857)
Gains due asset revaluation	(71)	(142)		2,350
Unrealized gain (loss) Investments in debt instruments measured at fair value through other comprehensive income (FVTOCI)	(164,542)	(51,525)		47,699
Loss on net investment hedge in foreign operations	(1,086,855)	(713,706)		(302,349)
Exchange differences arising on translating the foreign operations	4,064,795	2,513,742		339,475
Unrealized gains on investments in associates and joint ventures using equity method	(3,150)	1,931		4,931
Other comprehensive income, attributable to the owners of the Parent Company, net of tax	$ 2,886,408	$ 1,808,100		$ 865

[1]	Includes income tax to partial payments of asset-backed securities transferred to retained earnings and reclassification of income tax on investments in associates that were transferred from retained earnings to OCI.